SELECTED STATEMENTS OF INCOME DATA (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial income:
Interest on bank deposits and other	$ 2,223	$ 2,476	$ 1,185
Amortization of premiums, accretion of discounts and interest on marketable debt securities, net	3,255	2,918	3,191
Financial income, total	5,478	5,394	4,376
Financial expenses:
Bank charges	(281)	(219)	(163)
Foreign currency translation differences, net	(703)	(383)	(13)
Financial income and expenses, net	$ 4,494	$ 4,792	$ 4,200